Intangible Assets and Others, net	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets and Others, net
Note 12 - Intangible Assets and Others, net

	Licenses and Frequencies	Information systems	Software	Customer acquisition costs	Goodwill	Customer relationships and other	Total
	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions

Cost
Balance at January 1, 2017	552	304	53	-	830	308	2,047

Additions	-	72	4	120	-	6	202
Disposals	-	(48)	(12)	-	-	-	(60)
Discontinuance of consolidation	-	(3)	-	-	(21)	-	(24)
Balance at December 31, 2017	552	325	45	120	809	314	2,165

Additions	-	71	8	138	-	1	218
Disposals	-	(100)	(12)	-	-	-	(112)
Balance at December 31, 2018	552	296	41	258	809	315	2,271

Accumulated Amortization

Balance at January 1, 2017	382	122	30	-	-	306	840

Amortization for the year	19	68	9	27	-	3	126
Disposals	-	(48)	(12)	-	-	-	(60)
Discontinuance of consolidation	-	(1)	-	-	-	-	(1)
Balance at December 31, 2017	401	141	27	27	-	309	905

Amortization for the year	15	74	8	80	-	3	180
Disposals	-	(100)	(12)	-	-	-	(112)
Balance at December 31, 2018	416	115	23	107	-	312	973

Carrying amounts

At January 1, 2017	170	182	23	-	830	2	1,207
At December 31, 2017	151	184	18	93	809	5	1,260
At December 31, 2018	136	181	18	151	809	3	1,298

In the ordinary course of business, the Group acquires Intangible assets on credit. The cost of acquisitions, which has not yet been paid at the reporting date, amounted to NIS 37 million (December 31, 2017 and 2016, NIS 28 million and NIS 32 million, respectively).

A.	Impairment testing for cash-generating unit containing goodwill

For the purpose of impairment testing, goodwill is allocated mainly to the Fixed-line segment, which represents the lowest level within the Group, at which goodwill is monitored for internal management purposes, which is not higher than the reported operating segments. See Note 6, regarding Operating Segments.

The aggregate carrying amount of goodwill allocated to the Fixed-line segment as of December 31, 2018, is NIS 732 million (December 31, 2017 - NIS 732 million).

The recoverable amount of the Fixed-line segment was based on its value in use and was determined by discounting the expected future cash flows to be generated from the continuing use . The recoverable amount of the Fixed-line segment as of December 31, 2018, was determined to be higher than its carrying amount and thus, no impairment loss has been recognized.

B.	Key assumptions used in calculation of recoverable amount

Key assumptions used in the calculation of recoverable amounts are discount rate and terminal value growth rate. These assumptions are as follows:

Actual results may differ from those assumed in the Company's valuation method. It is reasonably possible that the Company's assumptions described above could change in future periods. If any of these were to vary materially from the Company's plans, it may record impairment of goodwill in the future.

These assumptions are as follows:

(1)	Pre-tax discount rate and terminal value growth rate

	Pre-tax discount rate		Terminal value growth rate
	2017	2018	2017	2018

Fixed-line segment	10.3%	10.6%	1.5%	1.5%

•	The discount rate and the terminal value growth rate are denominated in real terms.
•	The Fixed-line segment has cash flows for 5 years, as included in its discounted cash flow model.
•	The long-term growth rate has been determined as 1.5% which represents, among others, the natural population growth rate.
•
The pre-tax discount rate is estimated and calculated using several assumptions, among others, Fixed-line segment's Cost of Equity, risk premium for normative debt leveraging of the Group and estimates of the normative leverage ratio for the industry.

(2)	Sensitivity to changes in assumptions

The estimated recoverable amount of the Fixed-line segment exceeds its carrying amount by approximately NIS 96 million (2017: approximately NIS 105 million). Management has identified two key assumptions for which there reasonably could be a possible change that could cause the carrying amount to exceed the recoverable amount. The table below shows the amount that these two assumptions are required to change individually in order for the estimated recoverable amount to be equal to the carrying amount:

	2017	2018

Pre-tax discount rate	10.8%	11.0%
Terminal value growth rate	0.9%	1.0%